INTERIM CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
CURRENT ASSETS:
Cash and cash equivalents	$ 95,655	$ 36,289
Restricted cash	576	567
Trade receivables, net	20,161	14,095
Contract assets	157	756
Other receivable and prepaid expenses	1,273	1,637
Inventories (Note 4)	31,593	28,783
Total current assets	149,415	82,127
NON CURRENT ASSETS:
Investment in affiliated company (Note 5)	3,000	0
Long-term receivable and other deposits	245	230
Property, plant and equipment, net (Note 6)	16,473	13,968
Deferred tax assets (Note 10)	6,038	0
Operating lease right-of-use assets	11,947	10,581
Total non-current assets	37,703	24,779
Total assets	187,118	106,906
CURRENT LIABILITIES:
Short term loan (Note 8c)	0	454
Trade payables	16,648	10,603
Other accounts payable and accrued expenses	9,725	9,855
Advances from customers	4,360	2,323
Contract liabilities	172	232
Operating lease short-term liabilities	2,276	1,885
Total current liabilities	33,181	25,352
LONG-TERM LIABILITIES:
Accrued severance pay and other long-term liabilities	775	789
Operating lease long-term liabilities	9,651	8,732
Total long-term liabilities	10,426	9,521
SHAREHOLDERS EQUITY:
Share capital (Note 9) - Ordinary shares of NIS 0.03 par value - Authorized: 100,000,000 shares at June 30, 2021 and December 31, 2020; Issued and outstanding: 49,253,171 at June 30, 2021 and 43,724,446 at December 31, 2020 respectively	488	440
Additional paid-in capital	202,159	144,944
Accumulated deficit	(59,136)	(73,351)
Total equity	143,511	72,033
Total liabilities and equity	$ 187,118	$ 106,906